S E M I - A N N U A L   R E P O R T


        Smith Barney
        Institutional
        Cash Management
        Fund, Inc.

        ------------------------------
        November 30, 1995


[LOGO]  SMITH BARNEY MUTUAL FUNDS
        INVESTING FOR YOUR FUTURE.
        EVERY DAY.

--------------------------------------------------------------------------------
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------

Dear Shareholder:

We at Smith Barney would like to extend a warm welcome to you as a valued institutional shareholder in the Smith Barney Institutional Cash Management Fund, Inc. We are pleased to provide you with the Fund's semi-annual report for the fiscal year ended November 30, 1995. Since the Smith Barney Institutional Cash Management Fund began in June 1995, assets have grown steadily. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

For your convenience, we have summarized the period's prevailing economic and market conditions below. In addition, a more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the semi-annual report.

As you may know, we offer three different Portfolios within the Smith Barney Institutional Cash Management Fund, each of which is available in two-share classes. The Cash Portfolio invests primarily in high-quality commercial paper, obligations of financial institutions and U.S. government securities. The Government Portfolio is comprised exclusively of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including repurchase agreements and municipal securities collateralized or refunded with U.S. government securities. The Municipal Portfolio invests primarily in municipal securities whose interest is exempt from Federal income taxes. Class A shares are designed as an economical and convenient means for investing your organization's short-term assets, while Class B shares allow you to offer your customers a money-market alternative.

New Service Enhancement for Cash and
Government Portfolios

We are pleased to announce the deadline for same-day-settlement of transactions in the Cash and Government Portfolios has been extended until 2:00 p.m., eastern time (or 11:00 a.m., pacific time). The deadline for same-day-settlement in the Municipal Portfolio will remain 12:00 noon (eastern time) because high-quality municipal paper may be difficult to obtain later in the day.

Cash and Government Portfolio Updates

Early indications of fourth quarter Gross Domestic Product activity show the economy slowing from a roughly 4.2% growth rate to 1.5%. Consumer spending has tapered off and car sales have fallen below their typical 15 million unit pace. With the exception of technology, the industrial sector remains weak and a cut in inventory levels may be necessary. In our view, production should be sluggish into early 1996. In addition, consumer concerns about job security in an era of restructuring and layoffs and historically high levels of debt have slowed economic growth.

Because of weaker-than-expected economic growth in the fourth quarter, the Federal Reserve eased and the short-term yield curve has inverted on expectations that the Federal Reserve will ease further. Overnight rates are 5.50% and 6-month Euro CDs are 5.25%. We are bullish and have maintained an average life of 63 days for the Cash Portfolio and an average life of 43 days for the Government Portfolio. Both Portfolios have no Japanese bank exposure and all securities are first tier as defined by the Securities and Exchange Commission.

On November 30, 1995, the Cash Portfolio had assets of $188.2 million dollars and the Government Portfolio had assets of $28.7 million dollars.

Money Market Outlook

As companies substitute technology for labor to keep costs down and economic overall growth slows, the case for a further Federal Reserve easing becomes more compelling. We believe inflation will remain low. The real (inflation-adjusted) federal funds rate stands at 5.50% and inflation, as measured by the Consumer Price Index, is roughly 2.6%. In our view, current Federal Reserve policy is overly restrictive and the federal funds rate may drop 100 basis points in the coming months.

Municipal Portfolio

As of October 31, 1995, industry wide tax-free money fund assets increased $13.6 billion year-to-date, or 12.4%. In our view, this has taken place primarily for the following reasons:

     -- Flatness of the yield curve
     -- Migration of bank customers to money funds
     -- The calling of municipal securities
     -- New shorter settlement period for security transactions
     -- Concern that certain tax reform proposals could eliminate the tax-advantaged status of municipal bonds

On November 30, 1995, the Municipal Portfolio had assets of $37.6 million dollars and the Portfolio's average life was 44 days.

Municipal Bond Market Outlook

In our view, December's easing by the Federal Reserve may not be the last because the economy should grow at a slower rate for a while longer. A soft economy and a benign inflation environment are likely to encourage further easing steps. At least for the beginning of 1996, we expect that legislative risk will remain one of the most important factors in the municipal bond market. Normally, with the Federal Reserve likely to ease, the short-end of the municipal yield curve would steepen along with that of Treasuries. However, if the budget proposal to eliminate the 2% de minimis rule for corporations were to be enacted, we would expect the short end of the municipal yield curve to flatten over time as many corporations would cease new purchases and allow their holdings to run off.

At this time, we would like to thank you for your investment in Smith Barney Institutional Cash Management Fund.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman and Chief Executive Officer

December 28, 1995

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                           November 30, 1995
 -------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                      ANNUALIZED
   FACE                                              YIELD ON DATE
   AMOUNT            SECURITY                         OF PURCHASE         VALUE
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 80.8%
 $3,000,000        Abbey National North America
                     matures 3/6/96                      5.66%       $2,955,360
  1,500,000        Alliance & Leicester Building
                   Society matures 1/25/96               5.65         1,487,235
  3,000,000        American Home Products
                     matures 12/8/95                     5.81         2,996,658
  3,000,000        American Home Products
                     (AHP Robins) matures 2/29/96        5.76         2,957,400
  5,000,000        American Insurance Group Funding
                     matures 12/1/95                     5.98         5,000,000
  5,000,000        AT&T Capital Corp. matures 1/18/96    5.78         4,962,000
  1,000,000        AT&T Corp. matures 12/21/95           5.70           966,878
  1,000,000        Bank of America matures 12/27/95      5.73           995,919
  3,000,000        Bankers Trust matures 2/8/96          5.78         2,967,225
  5,000,000        Banque Francaise Du Commerce
                     Exterieur U.S. Finance Corp.
                     matures 2/5/96                   5.75 to 5.76    4,947,988
  3,000,000        Banque Indosuez N.A. Inc.
                     matures 1/24/96                     5.78         2,974,350
  3,000,000        Bear Stearns matures 12/4/95          5.80         2,998,570
  3,000,000        British Gas Capital Inc.
                     matures 2/27/96                     5.72         2,958,640
  5,000,000        Citicorp matures 12/1/95              5.98         5,000,000
  5,000,000        Dean Witter/Discover & Co.
                     mature 1/30/96 to 1/31/96        5.76 to 5.78    4,952,251
  3,000,000        Enterprise Funding Corp.
                     matures 5/28/96                     5.58         2,917,958
  7,000,000        Fleet Mortgage Group
                     mature 12/8/95 to 12/18/95       5.82 to 5.89    6,986,323
  3,000,000        Ford Motor Credit matures 12/1/95     5.75         3,000,000
  7,000,000        General Electric Capital Corp.
                     mature 2/23/96 to 3/19/96        5.65 to 5.69    6,894,276
  4,000,000        General Motors Acceptance Corp.
                     matures 4/22/96                     5.62         3,911,976
  5,000,000        Glaxo Holdings PLC
                     mature 1/23/96 to 2/14/96        5.74 to 5.79    4,947,812
  5,000,000        Goldman Sachs
                     mature 3/22/96 to 4/4/96         5.63 to 5.68    4,907,133

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                November 30, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                      ANNUALIZED
   FACE                                              YIELD ON DATE
   AMOUNT            SECURITY                         OF PURCHASE          VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 80.8%
 (continued)
 $7,000,000        Hanson Finance PLC
                     mature 1/12/96 to 3/1/96         5.71% to 5.78%  $6,923,584
  2,000,000        International Nederlander Bank
                     matures 2/23/96                      5.72         1,973,680
  3,000,000        Krediet Bank N.A. Finance
                     matures 1/2/96                       5.83         2,984,667
  8,000,000        Merrill Lynch
                     mature 1/16/96 to 3/29/96        5.68 to 5.73     7,878,790
  5,000,000        Morgan Stanley matures 1/29/96         5.83         4,952,882
  3,000,000        National & Provincial Building
                   Society matures 4/17/96                5.69         2,935,485
  2,500,000        New Center Asset Trust
                     matures 1/19/96                      5.86         2,480,332
  5,000,000        PHH Corporation matures 12/7/95        5.79         4,995,242
  7,000,000        Preferred Receivable Funding
                     mature 12/14/95 to 2/22/96       5.75 to 5.83     6,963,473
  2,400,000        Province of British Columbia
                     matures 3/8/96                       5.71         2,363,185
  2,000,000        Receivables Capital Corp.
                     matures 12/12/95                     5.86         1,996,468
  1,000,000        Renault Acceptance B.V.
                     matures 12/19/95                     5.81           997,135
  5,000,000        Renault Credit International
                     mature 12/19/95 to 3/8/96        5.71 to 5.85     4,960,813
  4,000,000        Royal Bank of Canada
                     matures 1/29/96                      5.78         3,962,633
  2,000,000        Sheffield Receivable Corp.
                     matures 1/17/96                      5.83         1,984,986
  1,500,000        Toronto Dominion matures 2/1/96        5.66         1,485,585
  4,000,000        Toronto Dominion Holdings USA Inc.
                     matures 1/30/96                  5.76 to 5.77     3,962,100
  7,500,000        Transamerica Finance Corp.
                     mature 12/1/95 to 2/1/96         5.77 to 5.80     7,475,501
  1,500,000        Z-Landesbank Bank Austria AG
                     matures 12/18/95                     5.78         1,495,963
                   TOTAL COMMERCIAL PAPER
                   (Cost -- $155,488,456)                            155,488,456

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                November 30, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                      ANNUALIZED
   FACE                                              YIELD ON DATE
   AMOUNT            SECURITY                         OF PURCHASE         VALUE
--------------------------------------------------------------------------------
TIME DEPOSITS -- 7.3%
$ 5,000,000        Banque Paribas matures 12/1/95         5.99%      $ 5,000,000
  9,052,000        Chemical Bank matures 12/1/95          5.96         9,052,000
--------------------------------------------------------------------------------
                   TOTAL TIME DEPOSITS
                   (Cost -- $14,052,000)                              14,052,000
================================================================================
FOREIGN CERTIFICATES OF
 DEPOSIT -- 4.1%
  1,000,000        Bayerische Landesbank
                     matures 2/16/96                      5.89           999,941
  7,000,000        Societe Generale N.Y.
                     mature 3/20/96 to 3/27/96         5.75 to 5.94    6,999,958
--------------------------------------------------------------------------------
                   TOTAL FOREIGN CERTIFICATES
                   OF DEPOSIT (Cost -- $7,999,899)                     7,999,899
================================================================================
DOMESTIC CERTIFICATES OF
 DEPOSIT -- 4.7%
  3,000,000        Abbey National PLC matures 2/29/96     5.81         3,000,074
  6,000,000        Banque Nationale De Paris
                     mature 1/10/96 to 3/28/96            5.89         6,000,161
--------------------------------------------------------------------------------
                   TOTAL DOMESTIC CERTIFICATES
                   OF DEPOSIT (Cost -- $9,000,235)++                   9,000,235
================================================================================
DOMESTIC BANK OBLIGATIONS -- 3.1%
  4,000,000        NationsBank Texas
                     matures 4/9/96                       5.84         4,000,762
  2,000,000        Pittsburgh National Bank
                     matures 9/18/96                      5.73         1,999,219
--------------------------------------------------------------------------------
                   TOTAL DOMESTIC BANK OBLIGATIONS
                   (Cost -- $5,999,981)                                5,999,981
================================================================================
                   TOTAL INVESTMENTS -- 100%
                   (Cost -- $192,540,571)++                         $192,540,571
================================================================================

                       See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1995
--------------------------------------------------------------------------------
                             GOVERNMENT PORTFOLIO

                                                      ANNUALIZED
   FACE                                              YIELD ON DATE
   AMOUNT            SECURITY                         OF PURCHASE          VALUE
--------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 91.5%
$    870,000       Federal Farm Credit Bank
                     mature 12/1/95 to 12/15/95      5.50% to 5.88%  $   869,380
   6,400,000       Federal Home Loan Bank
                     mature 12/14/95 to 1/24/96       5.55 to 5.68     6,354,452
   6,175,000       Federal Home Loan Mortgage Corp.
                     mature 12/29/95 to 2/15/96       5.48 to 5.68     6,119,402
   9,090,000       Federal National Mortgage
                   Assocation
                     mature 12/8/95 to 2/16/96        5.60 to 5.70     9,014,418
   4,000,000       Tennessee Valley Authority
                     mature 12/4/95 to 1/18/96        5.64 to 5.67     3,984,370
--------------------------------------------------------------------------------
                   TOTAL U.S. AGENCIES AND
                   INSTRUMENTALITIES
                   (Cost -- $26,342,022)                              26,342,022
================================================================================
REPURCHASE AGREEMENTS -- 8.5%
   1,154,000       Citibank, 5.90% due 12/1/95;
                   Proceeds at maturity -- $1,154,189;
                   (Fully collateralized by U.S.
                   Treasury Notes, 6.50% due 4/30/97;
                   Market  value -- $1,181,750)                        1,154,000
   1,300,000       Goldman Sachs, 5.79% due 12/1/95;
                   Proceeds at maturity -- $1,300,209;
                   (Fully collateralized by
                   U.S. Treasury Notes, 7.75% due
                   11/30/99; Market value -- $1,327,625)               1,300,000
--------------------------------------------------------------------------------
                   TOTAL REPURCHASE AGREEMENTS
                   (Cost -- $2,454,000)                                2,454,000
================================================================================
                   TOTAL INVESTMENTS -- 100%
                   (Cost -- $28,796,022)++                          $ 28,796,022
================================================================================

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1995
--------------------------------------------------------------------------------
                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT     RATING              SECURITY                                  VALUE
--------------------------------------------------------------------------------
ARIZONA -- 8.0%
$ 1,500,000  P-1       Maricopa County, AZ Pollution Control Corp.
                       PCR (Public Service Company New Mexico)
                          3.70%*                                    $ 1,500,000
  1,500,000  VMIG 1    Pima County, AZ IDA Industrial Revenue
                         (Tucson Electric) Series A 3.70%*            1,500,000
--------------------------------------------------------------------------------
                                                                      3,000,000
--------------------------------------------------------------------------------
California -- 2.4%
    900,000  MIG 1     Los Angeles, CA Union School District TRAN
                         4.50% due 7/3/96                               903,527
--------------------------------------------------------------------------------
Colorado -- 2.7%
  1,000,000  A-1+      Denver, CO (City & County of) Airport Revenue
                         Series D 3.75%*(a)                           1,000,000
--------------------------------------------------------------------------------
Delaware -- 1.8%
    680,000  VMIG 1    Delaware State Economic Development Authority
                         (Hospital Billing Collection Service)
                          Series A 4.00%*                               680,000
--------------------------------------------------------------------------------
Florida -- 2.7%
  1,000,000  VMIG 1    Pasco County, FL HFA Multi-Family Revenue
                         (Carlton Arms Magnolia Project) 4.00%*       1,000,000
--------------------------------------------------------------------------------
Georgia -- 22.7%
                       Clayton County, GA Housing Authority
                       Multi-Family Housing Revenue:
  1,500,000  VMIG 1      Kimberly Forest Series B 3.60%*              1,500,000
  1,000,000  VMIG 1      Rainwood Development 3.875%*                 1,000,000
  1,500,000  A-1+      DeKalb County, GA Development Authority PCR
                         (General Motors Corp. Project) 3.85%*        1,500,000
  1,500,000  VMIG 1    Jackson County, GA IDA IDR (Mitsubishi
                         Consumer Electronics American Inc.
                         Project) 4.75%*                              1,500,000
  1,500,000  A-1+      Marietta, GA Housing Authority
                         Multi-Family Revenue Refunding (Concepts
                         21 Apartments) 3.60%*                        1,500,000
  1,500,000  NR        Tift County, GA IDA IDR (Queen Carpet Corp.
                         Project) Series B 3.90%*                     1,500,000
--------------------------------------------------------------------------------
                                                                      8,500,000
--------------------------------------------------------------------------------
Idaho -- 4.0%
  1,500,000  MIG 1     Idaho State TAN 4.50% due 6/27/96              1,506,044
--------------------------------------------------------------------------------
Kansas -- 4.0%
  1,500,000  VMIG 1    Shawnee, KS Multi-Family Housing Revenue
                         (Hampton Woods Apartments) 3.80%*            1,500,000
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1995
--------------------------------------------------------------------------------
                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT     RATING              SECURITY                                  VALUE
--------------------------------------------------------------------------------
Minnesota -- 4.0%
 $1,490,000  NR+       Moorehead, MN IDR Refunding
                         (Super Value Store Project) 4.10%*          $1,490,000
--------------------------------------------------------------------------------
Missouri -- 10.3%
  1,170,000  VMIG 1    Missouri State Economic Development Export
                         & Infrastructure Board IDR
                         (Tom E. Beal Trust International Village
                         Project) 3.85%*                              1,170,000
  1,200,000  A-1       Saint Louis County, MO IDA Multi-Family
                         Housing Revenue Refunding (Westport
                         Station Apartments) 3.80%*                   1,200,000
  1,500,000  NR+       Versailles, MO IDA IDR Refunding
                         (Gates Rubber Co. Project) 4.93%*            1,500,000
-------------------------------------------------------------------------------
                                                                      3,870,000
-------------------------------------------------------------------------------
Nebraska -- 2.7%
  1,000,000  A-1+      Nebraska Higher Education Loan Program
                         Income Revenue Student Loan Program
                         Series C 3.75%*(a)                           1,000,000
--------------------------------------------------------------------------------
New York -- 2.4%
    900,000  MIG 1     New York City, NY RAN Series B
                         4.75% due 6/28/96                              905,076
--------------------------------------------------------------------------------
Oregon -- 4.0%
  1,500,000  A-1       Medford, OR Hospital Facility Authority
                         Revenue (Rogue Valley Manor Project) 4.40%*  1,500,000
--------------------------------------------------------------------------------
Pennsylvania -- 4.0%
  1,500,000  MIG 1     Philadelphia, PA School District TRAN 4.50%
                         due 6/28/96                                  1,506,689
--------------------------------------------------------------------------------
Texas -- 16.1%
  1,500,000  NR+       Leon County, TX Development Corp. IDR
                         (BOC Group Inc. Project) 3.90%*               1,500,000

  1,500,000  NR+       McAllen, TX Health Facilities
                         Development Corp. Revenue
                         (McAllen Associates No. 1) 3.80%*             1,500,000
  1,500,000  VMIG 1    Texas Health Facilities Development Corp.
                         Revenue North Texas Pooled Health
                         Series 1985B 3.70%*                           1,500,000
  1,500,000  VMIG 1    Texas State TRAN Series A 4.75% due 8/30/96     1,511,171
--------------------------------------------------------------------------------
                                                                       6,011,171
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1995
--------------------------------------------------------------------------------
                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING              SECURITY                               VALUE
--------------------------------------------------------------------------------
Vermont -- 1.3%
$  500,000  A-1      Vermont Educational & Health Buildings
                       Financing Agency Revenue (VHA New England)
                       Series F 3.65%*                              $    500,000
--------------------------------------------------------------------------------
Wisconsin -- 4.0%
1,500,000   A-1      Milwaukee, WI Housing Authority Multi-Family
                       Revenue Housing (Yankee Hill Apartments)
                       3.65%*                                          1,500,000
--------------------------------------------------------------------------------
Wyoming -- 2.9%
1,100,000   P-1      Sweetwater County, WY PCR (Pacificorp Project)
                       3.65%*                                          1,100,000
--------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $37,472,507)++                        $ 37,472,507
================================================================================

 * Variable rate obligation payable at par on demand at any time on no more than seven days' notice.
(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
 + Security has not been rated by Moody's Investor Services or Standard & Poor's. The Portfolio Manager has determined the equivalent rating to be A-1+.
 ++  Aggregate cost for Federal income tax purposes is substantially the same.

     See page 11 for short-term securities ratings and certain security descriptions.

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------
SP-1  --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1   --  Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rate for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature --VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------
BAN   --  Bond Anticipation Notes
EDC   --  Economic Development Corporation
EFA   --  Educational Facilities Authority
ETM   --  Escrowed to Maturity
FRTC  --  Floating Rate Trust Certificates
GO    --  General Obligation
HDA   --  Housing Development Authority
HEFA  --  Health and Educational Facilities Authority
HFA   --  Housing Finance Authority
IDA   --  Industrial Development Authority
IDB   --  Industrial Development Board
IDC   --  Industrial Development Corporation
IDR   --  Industrial Development Revenue
PCFA  --  Pollution Control Finance Authority
PCR   --  Pollution Control Revenue
PFA   --  Public Facilities Authority
RAN   --  Revenue Anticipation Notes
RAW   --  Revenue Anticipation Warrants
STEM  --  Short-Term Extendable Maturity
TAN   --  Tax Anticipation Notes
TECP  --  Tax Exempt Commercial Paper
TOB   --  Tender Option Bond
TRAN  --  Tax & Revenue Anticipation Notes
VHA   --  Veterans Housing Authority

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)               November 30, 1995
--------------------------------------------------------------------------------

                                Cash           Government        Municipal
                              Portfolio        Portfolio         Portfolio
---------------------------------------------------------------------------
ASSETS:
  Investments,
    at amortized cost        $192,540,571     $28,796,022      $ 37,472,507
  Cash                              1,493             884             1,965
  Interest receivable             205,567             398           202,660
  Receivable from manager              --          29,184            25,328
  Other assets                         --              --             7,435
---------------------------------------------------------------------------
  Total Assets                192,747,631      28,826,488        37,709,895
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities
   purchased                    4,033,402              --                --
  Dividends payable               484,458          85,616            70,315
  Management fees payable           1,805              --                --
  Accrued expenses
   and other liabilities           23,014          15,763            28,063
---------------------------------------------------------------------------
  Total Liabilities             4,542,679         101,379            98,378
---------------------------------------------------------------------------
Total Net Assets             $188,204,952     $28,725,109       $37,611,517
===========================================================================
NET ASSETS CONSIST OF:
  Capital Stock
   (25,000,000,000
   shares authorized for
   each Portfolio; par value
   $0.00001 per share)       $      1,882     $       287       $       376
  Capital paid in excess
   of par value               188,203,070      28,724,822        37,611,141
---------------------------------------------------------------------------
Total Net Assets             $188,204,952     $28,725,109       $37,611,517
===========================================================================
Shares Outstanding            188,204,952      28,725,109        37,611,517
---------------------------------------------------------------------------
Net Asset Value                     $1.00           $1.00             $1.00
---------------------------------------------------------------------------

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Period Ended November 30, 1995(a)

                                Cash         Government          Municipal
                              Portfolio      Portfolio           Portfolio
---------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                   $  2,409,053    $   446,535        $   194,283
---------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)        111,247         20,921             13,416
  Registration fees                17,042         17,042             16,977
  Audit and legal                  10,814          8,270              6,270
  Shareholder and system
    servicing fees                  7,500          2,000              1,000
  Rating service fees               6,000          6,000                 --
  Custody                           4,331            691                470
  Directors' fees                   4,021          4,021              6,000
  Shareholder communications        2,000          1,000              1,000
  Other                               261            397                240
---------------------------------------------------------------------------
  Total Expenses                  163,216         60,342             45,373
  Less: Management fee waiver
        and expense
        reimbursement            (109,442)       (50,105)           (38,744)
---------------------------------------------------------------------------
  Net Expenses                     53,774         10,237              6,629
---------------------------------------------------------------------------
  Net Investment Income      $  2,355,279    $   436,298        $   187,654
===========================================================================

(a) For the period from June 16, 1995 (commencement of operations) to November 30, 1995.

                      See Notes to Financial Statements.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------
For the Period Ended November 30, 1995(a)

                                Cash          Government      Municipal
                              Portfolio       Portfolio       Portfolio
                              -------------------------------------------
                                1995             1995            1995
-------------------------------------------------------------------------
OPERATIONS:
  Net investment income     $   2,355,279    $    436,298    $    187,654
-------------------------------------------------------------------------
  INCREASE IN NET ASSETS
    FROM OPERATIONS             2,355,279         436,298         187,654
-------------------------------------------------------------------------
DIVIDENDS TO
  SHAREHOLDERS (NOTE 3)        (2,355,279)       (436,298)       (187,654)
-------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 5):
  Proceeds from sale of
   shares                     413,970,648      80,721,843      95,822,448
  Net asset value of shares
   issued for reinvestment
   of dividends                 1,787,849         327,024          98,867
  Cost of shares reacquired  (227,553,545)    (52,323,758)    (58,309,798)
-------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS    188,204,952      28,725,109      37,611,517
-------------------------------------------------------------------------
INCREASE IN NET ASSETS        188,204,952      28,725,109      37,611,517

NET ASSETS:
  Beginning of period                  --              --              --
-------------------------------------------------------------------------
  END OF PERIOD             $ 188,204,952    $ 28,725,109    $ 37,611,517
=========================================================================

(a) For the period from June 16, 1995 (commencement of operations) to November 30, 1995.


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
  1.  Significant Accounting Policies

  Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio ("Cash"), Government Portfolio ("Government") and Municipal Portfolio ("Municipal").

  The significant accounting policies consistently followed by the Portfolios are: (a) transactions in money market instruments and government obligations are recorded on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates market value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; and (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes.

  2.  Management Agreement and Other Transactions

  Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings, Inc. ("SBH"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SBMFM a management fee calculated at the annual rate of 0.27% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  For the period ended November 30, 1995, SBMFM waived $109,442, $20,921 and $13,416 of its management fees for Cash, Government and Municipal, respectively. In addition, SBMFM has agreed to reimburse Government for expenses of $29,184 and Municipal for expenses of $25,328.

  Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares.

  All officers and two Directors of the Fund are employees of SB.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

  3.  Dividends, Exempt-Interest Dividends and Other
      Distributions

  Each portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective portfolio's shares on the payable date.

  Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

  4.  Repurchase Agreements

  The Fund purchases, and its custodian takes possession of, U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  5.  Capital Shares

  At November 30, 1995, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios.

  Transactions in shares of each Portfolio were as follows:


                                                     Period Ended
Cash Portfolio                                    November 30, 1995+
--------------------------------------------------------------------
Class A
  Shares sold                                          413,970,648
  Shares issued on reinvestment                          1,787,849
  Shares redeemed                                     (227,553,545)
------------------------------------------------------------------
  Net Increase                                         188,204,952
==================================================================

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

                                                      PERIOD ENDED
GOVERNMENT PORTFOLIO                               NOVEMBER 30, 1995+
---------------------------------------------------------------------
CLASS A
  Shares sold                                          80,721,843
  Shares issued on reinvestment                           327,024
  Shares redeemed                                     (52,323,758)
-----------------------------------------------------------------
  Net Increase                                         28,725,109
=================================================================
MUNICIPAL PORTFOLIO
-----------------------------------------------------------------
CLASS A
  Shares sold                                          95,822,448
  Shares issued on reinvestment                            98,867
  Shares redeemed                                     (58,309,798)
-----------------------------------------------------------------
  Net Increase                                         37,611,517
=================================================================

+ Transactions are for the period from June 16, 1995 (commencement of operations) to November 30, 1995.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

Cash Portfolio                                              1995(1)
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  1.00
-------------------------------------------------------------------
  Net investment income (2)                                  0.026
  Dividends from net investment income                      (0.026)
------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  1.00
------------------------------------------------------------------
TOTAL RETURN++                                                2.67%
------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                          $188,205
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
  Expenses (2)                                                0.13%
  Net investment income                                       5.72
==================================================================

(1) For the period from June 16, 1995 (commencement of operations) to November 30, 1995 (unaudited).
(2) The Manager has waived part of its fees, for the Portfolio, for the period ended November 30, 1995. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                                       Per Share
                                     Decrease in Net         Expense Ratio
                                    Investment Income      Without Fee Waiver
                                    -----------------      ------------------
                                          1995                   1995
                                          ----                   ----
Cash Portfolio                           $0.001                  0.40%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

Government Portfolio                                            1995(1)
-----------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $ 1.00
-----------------------------------------------------------------------
  Net investment income (2)                                      0.026
  Dividends from net investment income                          (0.026)
-----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 1.00
-----------------------------------------------------------------------
TOTAL RETURN++                                                    2.64%
-----------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                               $28,725
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
  Expenses (2)                                                    0.13%
  Net investment income                                           5.63
=======================================================================

(1) For the period from June 16, 1995 (commencement of operations) to November 30, 1995 (unaudited).
(2) The Manager has waived all of its fees, for the Portfolio, for the period ended November 30, 1995. In addition, the Manager has agreed to reimburse the Portfolio for $29,184 in expenses. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                                         Per Share            Expense Ratio
                                       Decrease in Net      Without Fee Waiver
                                      Investment Income     and Reimbursement
                                      -----------------     ------------------
                                            1995                   1995
                                            ----                   ----
Government Portfolio                       $0.003                  0.78%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

Municipal Portfolio                                            1995(1)
----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 1.00
----------------------------------------------------------------------
  Net investment income (2)                                     0.017
  Dividends from net investment income                         (0.017)
----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 1.00
----------------------------------------------------------------------
TOTAL RETURN++                                                   1.75%
----------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                               $37,612
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
  Expenses (2)                                                    0.13%
  Net investment income                                           3.78
======================================================================

(1) For the period from June 16, 1995 (commencement of operations) to November 30, 1995 (unaudited).
(2) The Manager has waived all of its fees, for the Portfolio, for the period ended November 30, 1995. In addition, the Manager has agreed to reimburse the Portfolio for $25,328 in expenses. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                                        Per Share          Expense Ratio
                                     Decrease in Net    Without Fee Waiver
                                    Investment Income   and Reimbursement
                                    -----------------   ------------------
                                         1995                  1995
                                         ----                  ----
Municipal Portfolio                     $0.003                 0.91%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

SMITH BARNEY
INSTITUTIONAL
CASH MANAGEMENT
FUND, INC.

Directors

Paul R. Ades
Herbert Barg
Jessica M. Bibliowicz
Alger B. Chapman
Dwight B. Crane
Allan R. Johnson
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis Zahorodny
Investment Officer

Lawrence T. McDermott
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

SMITH BARNEY
------------
A Member of Travelers Group [LOGO]


Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SMITH BARNEY
INSTITUTIONAL
CASH MANAGEMENT
FUND, INC.
388 Greenwich Street
New York, New York 10013


FD01053 1/96